Related Party and Party in Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Party in Interest Transactions	Related Party and Party in Interest Transactions
The Plan holds shares of a fund managed by Fidelity Management Trust Company, the trustee of the plan. At December 31, 2025 and 2024, 7,131,318 shares and 7,461,405 shares, respectively, of the Fidelity Fund were held by the Plan, with a fair value of $171,294,250 and $139,752,123, respectively.
The Plan also invests in shares of Textron’s common stock. At December 31, 2025 and 2024, 13,383,682 shares and 14,136,280 shares, respectively, of Textron’s common stock were held by the Plan, with a fair value of $1,166,655,549 and $1,081,284,041, respectively. Dividend income recorded by the Plan for Textron’s common stock for the years ended December 31, 2025 and 2024, was $1,110,295 and $1,152,133, respectively. These transactions qualify as party-in-interest transactions; however, they are exempt from the prohibited transaction rules under ERISA.